Effect of Accounting Change - Schedule of Consolidated Results and Financial Position (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements of Operations:
Selling, general and administrative expenses									$ 208,564		$ 193,126		$ 218,162
Operating income (loss)	25,949	(10,711)	31,525	(38,209)	(317,896)	(49,216)	(146,321)	56,688	8,554		(456,745)		307,139
Net Income (Loss)	12,234	(25,946)	(5,698)	(45,984)	(319,352)	(55,609)	(142,922)	27,973	(65,394)		(489,910)		205,235
Net income (loss) attributable to McDermott International, Inc.	8,175	(30,252)	(7,397)	(46,520)	(326,236)	(60,632)	(146,208)	24,208	(75,994)		(508,868)		194,465
Basic earnings (loss) per share
Net income (loss) attributable to McDermott International, Inc.	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)		$ (2.15)		$ 0.83
Diluted earnings (loss) per share:
Net income (loss) attributable to McDermott International, Inc.	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)		$ (2.15)		$ 0.82
Consolidated Balance Sheets:
Retained Earnings/ (Accumulated Deficit)	(239,572)				(163,578)				(239,572)		(163,578)
Accumulated Other Comprehensive Income (Loss)	(97,808)				(47,710)				(97,808)		(47,710)		6,053
Consolidated Statements of Cash Flows:
Net Income (Loss)	12,234	(25,946)	(5,698)	(45,984)	(319,352)	(55,609)	(142,922)	27,973	(65,394)		(489,910)		205,235
Other non-cash items									(3,605)		(6,029)		6,837
Other assets and liabilities									11,653		(46,301)		55,303
Pension liability and accrued postretirement and employee benefits									(1,861)		(30,828)		34,847
As Adjusted [Member]
Consolidated Statements of Operations:
Selling, general and administrative expenses									208,564		193,126		218,162
Operating income (loss)									8,554		(456,745)		307,139
Net Income (Loss)									(65,394)		(489,910)		205,235
Net income (loss) attributable to McDermott International, Inc.									(75,994)		(508,868)		194,465
Basic earnings (loss) per share
Net income (loss) attributable to McDermott International, Inc.									$ (0.32)		$ (2.15)		$ 0.83
Diluted earnings (loss) per share:
Net income (loss) attributable to McDermott International, Inc.									$ (0.32)		$ (2.15)		$ 0.82
Consolidated Balance Sheets:
Retained Earnings/ (Accumulated Deficit)	(239,572)				(163,578)				(239,572)		(163,578)
Accumulated Other Comprehensive Income (Loss)	(97,808)				(47,710)				(97,808)		(47,710)
Consolidated Statements of Cash Flows:
Net Income (Loss)									(65,394)		(489,910)		205,235
Other non-cash items									(3,605)		(6,029)		6,837
Other assets and liabilities									11,653	[1]	(46,301)	[1]	55,303	[1]
Pension liability and accrued postretirement and employee benefits									(1,861)		(30,828)		34,847
Previously Reported [Member]
Consolidated Statements of Operations:
Selling, general and administrative expenses									225,231		201,171		205,974
Operating income (loss)									(8,113)		(464,790)		319,327
Net Income (Loss)									(82,061)		(497,955)		217,423
Net income (loss) attributable to McDermott International, Inc.									(92,661)		(516,913)		206,653
Basic earnings (loss) per share
Net income (loss) attributable to McDermott International, Inc.									$ (0.39)		$ (2.19)		$ 0.88
Diluted earnings (loss) per share:
Net income (loss) attributable to McDermott International, Inc.									$ (0.39)		$ (2.19)		$ 0.87
Consolidated Statements of Comprehensive Income (Loss):
Unrealized gain (loss) on benefit plan revaluation									2,937		(9,542)		(23,821)
Amortization of benefit plan costs									13,730		17,587		11,633
Consolidated Balance Sheets:
Retained Earnings/ (Accumulated Deficit)	(163,818)				(71,157)				(163,818)		(71,157)
Accumulated Other Comprehensive Income (Loss)	(173,562)				(140,131)				(173,562)		(140,131)
Consolidated Statements of Cash Flows:
Net Income (Loss)									(82,061)		(497,955)		217,423
Other non-cash items									8,961		(3,463)		8,367
Other assets and liabilities									15,754	[1]	(40,822)	[1]	39,535	[1]
Pension liability and accrued postretirement and employee benefits									(1,861)		(30,828)		36,897
Net Effect of Change [Member]
Consolidated Statements of Operations:
Selling, general and administrative expenses									(16,667)		(8,045)		12,188
Operating income (loss)									16,667		8,045		(12,188)
Net Income (Loss)									16,667		8,045		(12,188)
Net income (loss) attributable to McDermott International, Inc.									16,667		8,045		(12,188)
Basic earnings (loss) per share
Net income (loss) attributable to McDermott International, Inc.									$ 0.07		$ 0.04		$ (0.05)
Diluted earnings (loss) per share:
Net income (loss) attributable to McDermott International, Inc.									$ 0.07		$ 0.04		$ (0.05)
Consolidated Statements of Comprehensive Income (Loss):
Unrealized gain (loss) on benefit plan revaluation									(2,937)		9,542		23,821
Amortization of benefit plan costs									(13,730)		(17,587)		(11,633)
Consolidated Balance Sheets:
Retained Earnings/ (Accumulated Deficit)	(75,754)				(92,421)				(75,754)		(92,421)
Accumulated Other Comprehensive Income (Loss)	75,754				92,421				75,754		92,421
Consolidated Statements of Cash Flows:
Net Income (Loss)									16,667		8,045		(12,188)
Other non-cash items									(12,566)		(2,566)		(1,530)
Other assets and liabilities									(4,101)	[1]	(5,479)	[1]	15,768	[1]
Pension liability and accrued postretirement and employee benefits													$ (2,050)

[1]	Other assets and liabilities for the years ended December 31, 2013 and 2012 have been adjusted to conform with the current year presentation for the non-cash impacts of gain of foreign exchange, as described in Note 1.